Proposed Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
EVOLUTION METALS LLC [Member]
Proposed Business Combination [Line Items]
Proposed Business Combination

Note 4 — Proposed Business Combination

Merger Agreement with Welsbach Technology Metals Acquisition Corp

Key terms of the Amended Merger Agreement include, but are not limited to, the following:

•        Each issued and outstanding share of the Company’s common member units and each issued and outstanding share of the Company’s convertible preferred units on an as-converted basis will automatically be cancelled and converted into the right to receive the number of shares of New EM common stock in accordance with the Amended Merger Agreement.

•        Total consideration is estimated to consist of (i) New EM common stock valued at $4,164,360,660 in exchange for the Company’s voting common member units issued and outstanding immediately prior to the Merger, (ii) 67,413,224 shares of New EM common stock in exchange for the Company’s nonvoting common member issued and outstanding immediately prior to the Merger, (iii) 109,436,178 shares of New EM common stock in exchange for the Company’s convertible preferred units issued and outstanding immediately prior to the Merger and (iii) cash of $25,000,000.

•        The New EM board of directors after the Closing will consist of six directors, which shall initially include six director nominees designated by the Company and reasonably acceptable to WTMA.

•        The obligations of the Company to consummate the Merger are conditioned on, among other things, that as of the Closing, New EM would have available to it a positive amount of cash after giving effect to (x) the amount in the WTMA trust account as of the Closing, after deducting the amount required to satisfy WTMA’s obligations to its stockholders (if any) that exercise their rights to redeem all or a portion of their shares of WTMA common stock pursuant to the WTMA charter and certain WTMA and EM LLC transaction expenses, plus (y) the amount of funding actually received by WTMA from its private investment in public equity offering prior to or substantially concurrently with the Closing, plus (z) the aggregate gross proceeds received or to be received by WTMA or EM LLC pursuant to any agreement or arrangement entered into prior to or substantially concurrently with the Closing in connection with the issuance or other grant of any interests of WTMA or EM LLC or any of WTMA’s subsidiaries, if any (the “Minimum Available Cash Condition”). The Minimum Available Cash Condition is for the sole benefit of EM LLC.

•        The Closing is subject to certain conditions, including, but not limited to, the approval of the Company’s voting common member and the approval of the stockholders of WTMA. Holders of WTMA’s public shares will have the opportunity to redeem all or a portion of their public shares for cash in connection with the Business Combination.

In certain circumstances, including if the Business Combination has not been consummated by September 30, 2025, either party may elect to terminate the Amended Merger Agreements.

During the period from February 8, 2024 (inception) to December 31, 2024, the Company entered into seven agreements to acquire controlling interests in seven different entities in connection with the Business Combination. Two of these agreements were terminated as of December 31, 2024 and the remaining agreements with five entities were terminated and replaced with either (i) a share exchange agreement between each of the four Korean companies and a subsidiary of the Company or (ii) a merger agreement between the one domestic company and the Company during February 2025. Each share exchange agreement and merger agreement is conditional upon the closing of the Business Combination.

In February 2025, EMT Sub entered into share exchange agreements with the four Korean domiciled companies included among the Five Entities, under which EMT Sub would acquire:

Target	Shares of Target’s common stock	Exchange Ratio	EM Units	Value
NS World, Co., Ltd. (“NSW”)	289,055	0.0092006	2,659	$12,970,000
Handa Lab Co., Ltd. (“Handa”)	380,800	0.0040385	1,538	$7,500,000
KCM Industry Co., Ltd. (“KCM”)	21,666	0.1362832	2,953	$14,400,000
KMMI, Inc.(“KMMI”)	22,080	0.4086131	9,022	$44,000,000

The share exchange agreements were approved by the shareholders of the four Korean domiciled companies on June 2, 2025, with no dissenting shareholders. The EM Units subject to the share exchange agreements (and corresponding shares of New EM common stock) are subject to the terms of a shareholder lock-up agreement that end on the third anniversary of the close of the Business Combination.

In March 2025, the Company entered into an amended and restated agreement and plan of merger with WTMA, the Company, Evolution Metals New LLC, a wholly owned subsidiary of the Company (the “Acquiror”), Evolutions Metals Merger Sub 3, a wholly owned subsidiary of the Acquiror (“Merger Sub 3”), Critical Mineral Recovery, Inc. (“CMR”), NiCo Metals Group, LLC, the sole stockholder of CMR (“NiCo”), Robert N Feldman 2024 Family Irrevocable Trust (the “RNIT Trust”) and Robert N Feldman Revocable Trust (the “RNRT Trust”, and together with the RNIT Trust, the “Trusts”), Andrea S Feldman and Robert N Feldman (collectively with the Trusts and Andrea S Feldman, the “Indirect Sellers”, and Indirect Sellers together with NiCo, the “Sellers”) (the “March 2025 Merger Agreement”) to effect a business combination through a merger of Merger Sub with and into CMR (the “Merger”). The March 2025 Merger Agreement amended and restated the Agreement and Plan of Merger, dated February 10, 2025, in its entirety. Under the terms of the March 2025 Merger Agreement,

•        the Company will contribute all of its rights pursuant to an investment agreement by and among RNRT Trust, the Company and an individual, to the Acquiror in exchange for equity interests in Acquiror (the “EM LLC Contribution”);

•        following the EM LLC Contribution and prior to the Merger, the Company will redeem from WTMA an amount of the Company’s equity interests equal to the value of Acquiror in exchange for a distribution to WTMA of all of the equity interest in Acquiror, such that immediately prior to the Merger, Acquiror will be a wholly owned subsidiary of WTMA;

•        Merger Sub 3 will be merged with and into CMR, with CMR continuing as the surviving entity as a wholly owned subsidiary of the Acquiror, in exchange for a number of shares of WTMA’s common stock having a value of $225,000,000 and cash in the amount of $125,000,000 paid to NiCo; and

•        WTMA shall make a $50,000,000 capital contribution to CMR at the closing of the Merger which shall be used in part to repay CMR’s indebtedness.

The transactions contemplated by the March 2025 Merger Agreement are subject to approval by NiCo as the sole stockholder of CMR and are contingent on the closing of the Business Combination.

The Company has incurred and paid $326,593 and $0 in connection with the professional fees of the Operating Companies for the three months ended March 31, 2025 and for the period from February 8, 2024 (inception) to March 31, 2024, respectively.

Note 4 — Proposed Business Combination

Merger Agreement with Welsbach Technology Metals Acquisition Corp

Key terms of the Amended Merger Agreement include, but are not limited to, the following:

•        Each issued and outstanding share of the Company’s member units and each issued and outstanding share of convertible preferred units on an as-converted basis will automatically be cancelled and converted into the right to receive the number of shares of New EM’s ordinary shares equal to an exchange ratio in accordance with the Amended Merger Agreement.

•        Total consideration is estimated to consist of (i) 416,436,066 New EM common stock in exchange for the Company’s voting common member units issued and outstanding immediately prior to the Merger, (ii) 67,413,224 shares of New EM common stock in exchange for the Company’s nonvoting common member issued and outstanding immediately prior to the Merger, (iii) 109,436,178 shares of New EM common stock in exchange for the Company’s convertible preferred units issued and outstanding immediately prior to the Merger and (iii) cash of $25,000,000

•        The New EM board of directors after the closing of the Business Combination will consist of six directors, which shall initially include six director nominees designated by the Company and reasonably acceptable to WTMA.

•        The obligations of the Company to consummate the Merger are conditioned on, among other things, that as of the Closing, New EM would have available to it a positive amount of cash after giving effect to (x) the amount in the WTMA trust account as of the Closing, after deducting the amount required to satisfy WTMA’s obligations to its stockholders (if any) that exercise their rights to redeem all or a portion of their shares of WTMA common stock pursuant to the WTMA charter and certain WTMA and EM LLC transaction expenses, plus (y) the amount of funding actually received by WTMA from its private investment in public equity offering prior to or substantially concurrently with the Closing, plus (z) the aggregate gross proceeds received or to be received by WTMA or EM LLC pursuant to any agreement or arrangement entered into prior to or substantially concurrently with the Closing in connection with the issuance or other grant of any interests of WTMA or EM LLC or any of WTMA’s subsidiaries, if any (the “Minimum Available Cash Condition”). The Minimum Available Cash Condition is for the sole benefit of EM LLC.

•        The Closing is subject to certain conditions, including, but not limited to, the approval of the Company’s voting common member and the approval of the stockholders of WTMA. Holders of WTMA’s public shares will have the opportunity to redeem all or a portion of their public shares for cash in connection with the Business Combination.

In certain circumstances, including if the Business Combination has not been consummated by September 30, 2025, either party may elect to terminate the Amended Merger Agreements.

On August 1, 2024, in support of the Business Combination, WTMA and the Company entered into a Term Sheet (the “Term Sheet”) with Broughton Capital Group (“BCG”) for BCG, to provide an equity investment of $500.0 million through a private investment in public equity (“PIPE Anchor Equity Investment”) to be consummated concurrently with the closing of the Business Combination. Additionally, BCG will provide a debt facility (the “Debt Facility”) to New EM, or to a subsidiary of New EM guaranteed by New EM, to be consummated concurrently with the closing of the Business Combination. These funds are intended to be used to finance the acquisitions of the Four Entities.

In connection with the Amended Merger Agreements, the Company entered into a Sponsor Support and Lock-Up Agreement with WTMA, Sponsor, and Sponsor Persons on November 6, 2024 and amended on February 10, 2025 WTMA (collectively, the “Amended WTMA Lock-Up Agreement”). Pursuant to the Amended WTMA Lock-Up Agreement, the Sponsor and Sponsor Persons agreed to, among other things, vote at least 2,237,876 shares of WTMA common stock (as defined within the Amended WTMA Lock-Up Agreement), or approximately 67.8% of the issued and outstanding shares of WTMA common stock, in favor of the Amended Merger Agreement and the Business Combination. The term of the WTMA Lock-Up Agreement ends on the third anniversary of the close of the Business Combination.

In connection with the Amended Merger Agreements, the Company also entered into an EM Equityholder Support and Lock-Up Agreement with WTMA and the sole member of the Company on November 6, 2024 and amended on February 10, 2025 (collectively, the “Amended EM Lock-Up Agreement”). Pursuant to the Amended EM Lock-Up Agreement, the sole member of the Company agreed to execute and deliver written consents for the Company’s outstanding member units to adopt the Amended Merger Agreement and related transactions, approving the Business Combination. The term of the Amended EM Lock-up Agreement ends on the third anniversary of the close of the Business Combination.

During the period from February 8, 2024 (inception) to December 31, 2024, the Company entered into seven agreements to acquire controlling interests in seven different entities in connection with the Business Combination. Two of these agreements were terminated as of December 31, 2024, one of these agreements was terminated as of July 3, 2025, and the remaining agreements with four entities were terminated and replaced with a share exchange agreement between each of the four Korean companies and a subsidiary of the Company. Each share exchange agreement is conditional upon the closing of the Business Combination. Under the share exchange agreements with the four Korean domiciled companies, the EMT Sub would acquire:

Target	Shares of Target’s common stock	Exchange Ratio	EM Units	Value
NS World, Co., Ltd. (“NSW”)	289,055	0.0092006	2,659	$12,970,000
Handa Lab Co., Ltd. (“Handa”)	380,800	0.0040385	1,538	$7,500,000
KCM Industry Co., Ltd. (“KCM”)	21,666	0.1362832	2,953	$14,400,000
KMMI, Inc.(“KMMI”)	22,080	0.4086131	9,022	$44,000,000

The share exchange agreements were approved by the shareholders of the four Korean domiciled companies on June 2, 2025, with no dissenting shareholders. The EM Units subject to the share exchange agreements are subject to the terms of a shareholder lock-up agreement that ended on the third anniversary of the close of the Business Combination.

Terminated Acquisitions

On March 15, 2024, the Company entered into a heads of agreement with KMMI (the “First HOA”) to acquire 100% of the outstanding shares of KMMI in exchange for shares of New EM common stock totaling an estimated $44.0 million, that will be adjusted based on the results of due diligence on KMMI. The closing of this transaction is subject to the proxy statement/prospectus filed by WTMA being declared effective by the SEC. In February 2025, the First HOA was terminated and replaced by a share exchange agreement between a subsidiary of WTMA and KMMI, which the Company is not directly a party to until such time the Business Combination closes.

On March 15, 2024, the Company entered into a heads of agreement with Handa (the “Second HOA”). to acquire 100% of the outstanding shares of Handa in exchange for shares of New EM common stock totaling an estimated $7.5 million, that will be adjusted based on the results of due diligence on Handa. The closing of this transaction is subject to the proxy statement/prospectus filed by WTMA being declared effective by the SEC. In February 2025, the Second HOA was terminated and replaced by a share exchange agreement between a subsidiary of WTMA and Handa, which the Company is not directly a party to until such time the Business Combination closes.

On March 15, 2024, the Company entered into a heads of agreement with KCM (the “Third HOA”) to acquire 100% of the outstanding shares of KCM in exchange for shares of New EM common stock totaling an estimated $14.4 million, that will be adjusted based on the results of due diligence on KCM. The closing of this transaction is subject to the proxy statement/prospectus filed by WTMA being declared effective by the SEC. In February 2025, the Third HOA was terminated and replaced by a share exchange agreement between a subsidiary of WTMA and KCM, which the Company is not directly a party to until such time the Business Combination closes.

On March 15, 2024, the Company entered into a heads of agreement with NSW (the “Fourth HOA”) to acquire 100% of the outstanding shares of NSW in exchange for shares of New EM common stock totaling an estimated $13.0 million, that will be adjusted based on the results of due diligence on NSW. The closing of this transaction is subject to the proxy statement/prospectus filed by WTMA being declared effective by the SEC. In February 2025, the Fourth HOA was terminated and replaced by a share exchange agreement between a subsidiary of WTMA and NSW, which the Company is not directly a party to until such time the Business Combination closes.

In March 2024, the Company entered into an investment agreement with Clever Co. Ltd (“Clever”), a company incorporated in Korea to acquire at least 80%, but up to 100%, of the outstanding shares of Clever Co. Ltd in exchange for shares of New EM common stock totaling at least an estimated $14.1 million, but up to an estimated $17.6 million, with the amount adjusted in proportion the percentage of shares acquired. In October 2024, the Company decided not to pursue the acquisition of Clever.

In June 2024, the Company entered into an investment agreement with Camston Wrather LLC (“CW”), a company incorporated in Delaware to acquire 100% of the outstanding Class D units of CW in exchange for $1,250.0 million, payable through the issuance of shares of New EM common stock totaling an estimated $850.0 million and in exchange for cash totaling $400.0 million. In October 2024, the Company decided not to pursue the acquisition of CW and in November 2024 sent CW notice of termination.

On August 26, 2024, the Company entered into an investment agreement with Robert N Feldman Revocable Living Trust (the “Trust”), owner of 100% of the shares of Critical Mineral Recovery, Inc (“CMR”) (the “August CMR Investment Agreement”) to acquire 100% of the outstanding shares of CMR. The August CMR Investment Agreement was subsequently terminated on November 4, 2024 as a result of a fire sustained at CMR’s facility on October 30, 2024, which resulted in a total loss of the physical facility.

On November 4, 2024, the Company entered into a new investment agreement with the Trust (the “November CMR Investment Agreement”) to acquire 100% of the outstanding shares of CMR in exchange for $400.0 million, payable through the issuance of shares of New EM common stock totaling an estimated $225.0 million and in exchange for cash totaling $175.0 million. The $175.0 million cash payment is to be used by CMR to redeem all of its outstanding shares for $125.0 million and to repay CMR’s debt for $50.0 million. The actual purchase price will be adjusted based on the results of due diligence on CMR. In February 2025, the November CMR Investment Agreement was terminated and replaced by the February 2025 Merger Agreement, which the Company is not directly a party to until such time the Business Combination closes.

In March 2025, the Company entered into an amended and restated agreement and plan of merger with WTMA, the Company, Evolution Metals New LLC, a wholly owned subsidiary of the Company (the “Acquiror”), Evolutions Metals Merger Sub 3, a wholly owned subsidiary of the Acquiror (“Merger Sub 3”), Critical Mineral Recovery, Inc. (“CMR”), NiCo Metals Group, LLC, the sole stockholder of CMR (“NiCo”), Robert N Feldman 2024 Family Irrevocable Trust (the “RNIT Trust”) and Robert N Feldman Revocable Trust (the “RNRT Trust”, and together with the RNIT Trust, the “Trusts”), Andrea S Feldman and Robert N Feldman (collectively with the Trusts and Andrea S Feldman, the “Indirect Sellers”, and Indirect Sellers together with NiCo, the “Sellers”) (the “March 2025 Merger Agreement”) to effect a business combination through a merger of Merger Sub with and into CMR (the “Merger”). The March 2025 Merger Agreement amended and restated the Agreement and Plan of Merger, dated February 10, 2025, in its entirety. In July 2025, the March 2025 Merger Agreement was terminated.

In September 2024, the Company entered into a Transactional Advance Agreement (“CMR Advance Agreement”) with CMR. Under the Agreement, the Company shall advance CMR $12,000,000 in three installments (see Note 5). The CMR Advance Agreement remains unaffected by the termination of the August CMR Investment Agreement and the November CMR Investment Agreement.

The Company has incurred and paid $1,552,774 in connection with the audit, accounting and legal fees of CMR, NSW, Handa, KCM and KMMI for the period from February 8, 2024 (inception) to December 31, 2024.